Consolidated Statements of Changes in Equity - CAD ($)	Share Capital [Member]	Share Subscriptions [Member]	Reserves [Member]	Deficit [Member]	Total
Beginning balance at Jul. 31, 2024	$ 4,541,744	$ 60,000	$ 115,255	$ (1,725,989)	$ 2,991,010
Private placement	3,520,000				3,520,000
Flow-through private placement	1,734,880	$ (60,000)			1,674,880
Warrants exercised	1,582,500				1,582,500
Property acquisition	87,000				87,000
Share issuance costs	(96,966)				(96,966)
Stock-based compensation			2,591,294		2,591,294
Net loss for the year				(4,089,117)	(4,089,117)
Ending balance at Jul. 31, 2025	11,369,158		2,706,549	(5,815,106)	8,260,601
Private placement	10,000,000				10,000,000
Flow-through private placement	1,600,000				1,600,000
Brokered private placement	15,000,500				15,000,500
Options exercised	281,708		(133,808)		147,900
Warrants exercised	4,381,144				4,381,144
Issuance on RSU vesting	188,000		(188,000)		0
Property acquisition	265,000				265,000
Share issuance costs	(1,788,705)		488,404		(1,300,301)
Stock-based compensation			9,167,246		9,167,246
Net loss for the year				(13,990,435)	(13,990,435)
Ending balance at Jul. 31, 2026	$ 41,296,805		$ 12,040,391	$ (19,805,541)	$ 33,531,655